Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Oct. 23, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 14, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Nov. 24, 2014	Oct. 31, 2014	Sep. 30, 2014
C000038340
Account Value [Line Items]
Line Graph and Table Measure Name	GII
Account Value	$ 17,288	$ 16,662	$ 15,924	$ 15,262	$ 15,728	$ 14,811	$ 14,898	$ 14,253	$ 14,254	$ 14,722	$ 14,138	$ 12,895	$ 13,300	$ 13,955	$ 14,639	$ 14,354	$ 13,952	$ 14,780	$ 14,407	$ 14,078	$ 14,566	$ 13,875	$ 14,197	$ 13,143	$ 12,520	$ 14,198	$ 14,416	$ 13,871	$ 15,039	$ 14,517	$ 15,015	$ 14,190	$ 13,850	$ 13,996	$ 13,143	$ 13,886	$ 13,409	$ 13,591	$ 13,354	$ 13,230	$ 13,476	$ 13,406	$ 12,954	$ 12,415	$ 12,325	$ 12,594	$ 12,235	$ 10,844	$ 10,966	$ 11,310	$ 11,128	$ 10,808	$ 10,962	$ 10,416	$ 9,525	$ 12,356	$ 13,653	$ 13,442	$ 12,904	$ 13,009	$ 12,820	$ 12,553	$ 12,503	$ 12,761	$ 12,124	$ 12,300	$ 12,159	$ 11,873	$ 11,599	$ 10,673	$ 11,023	$ 10,822	$ 11,270	$ 11,385	$ 11,666	$ 11,465	$ 11,259	$ 11,476	$ 11,204	$ 11,200	$ 11,999	$ 11,864	$ 11,980	$ 11,773	$ 11,670	$ 11,888	$ 11,699	$ 11,327	$ 11,350	$ 10,899	$ 10,721	$ 10,373	$ 10,072	$ 9,940	$ 9,676	$ 10,087		$ 10,387	$ 10,208	$ 10,395	$ 10,116	$ 9,831	$ 9,884	$ 9,665	$ 8,917	$ 8,831	$ 8,903		$ 9,146	$ 9,556	$ 9,123	$ 9,375	$ 9,917	$ 9,814	$ 10,280	$ 10,445	$ 10,010	$ 10,100	$ 10,101	$ 10,096	$ 10,166		$ 10,161	$ 10,000
C000096745
Account Value [Line Items]
Line Graph and Table Measure Name	EDIV
Account Value	$ 15,451	14,774	14,214	14,265	13,848	13,472	13,292	13,118	12,747	12,857	12,294	11,372	11,773	11,646	12,065	10,932	10,317	10,147	9,972	9,511	9,716	9,121	9,131	8,233	8,453	9,309	9,433	9,466	10,071	10,240	10,630	10,595	11,082	10,785	10,355	10,630	10,681	10,802	10,326	10,608	10,789	10,614	10,441	10,065	9,645	9,728	9,225	8,339	8,413	8,613	8,709	8,453	8,226	8,300	7,520	9,263	9,960	10,705	10,160	10,284	9,981	9,850	10,505	10,635	10,079	10,322	10,201	10,252	10,390	9,611	9,721	9,211	9,873	9,699	10,135	9,660	10,276	10,741	10,927	11,085	11,081	10,272	9,553	9,389	9,380	9,620	9,445	9,083	8,966	8,904	8,810	8,758	8,495	8,027	7,814	8,353		8,194	8,152	8,320	7,824	7,257	7,782	7,720	6,763	6,589	6,876		7,187	7,587	7,144	7,589	8,440	9,183	9,407	10,027	9,133	9,491	9,299	9,413	9,923		10,004	10,000
C000038346
Account Value [Line Items]
Line Graph and Table Measure Name	GXC
Account Value	$ 13,489	10,904	10,902	11,027	11,329	11,094	10,470	10,432	9,605	10,798	11,024	10,729	11,187	11,469	12,564	11,445	11,049	12,045	12,635	12,181	13,471	12,082	11,640	9,141	10,748	12,476	12,456	13,744	12,887	12,676	13,329	14,537	15,128	15,504	15,903	16,792	16,434	17,183	17,115	19,705	19,440	19,525	19,202	20,493	20,713	19,333	18,772	18,121	17,306	17,856	16,962	15,495	14,241	14,217	13,391	14,359	14,026	14,956	13,844	13,641	13,121	13,143	13,721	13,857	12,865	14,688	14,362	14,054	13,583	12,315	13,109	12,221	13,773	13,981	14,545	14,895	15,733	15,458	15,432	15,945	17,016	15,143	14,804	14,667	14,146	13,962	13,445	12,405	12,140	11,591	11,344	11,137	10,728	10,068	10,474	10,556		10,758	10,517	9,787	9,493	9,380	9,478	9,488	8,522	8,674	10,005		10,131	10,259	9,131	9,345	10,611	11,925	12,581	12,862	11,092	10,786	10,579	10,484	10,563		10,409	10,000
C000062489
Account Value [Line Items]
Line Graph and Table Measure Name	RWO
Account Value	$ 15,255	14,843	13,960	13,179	13,058	12,613	13,475	13,096	13,118	13,680	12,482	11,267	11,806	12,604	13,032	12,572	12,150	12,655	12,455	12,817	13,434	12,286	12,692	11,921	11,506	13,127	14,024	12,960	14,215	14,966	15,800	14,993	15,397	16,391	15,300	15,553	14,662	15,523	15,317	14,679	14,506	14,253	13,346	12,912	12,454	12,540	12,036	10,642	10,994	11,330	11,102	10,779	10,615	10,584	9,892	12,883	14,083	14,031	14,007	14,152	13,855	13,517	13,270	13,202	12,978	13,036	13,142	12,777	12,783	11,558	12,287	11,879	12,296	12,585	12,418	12,324	12,094	11,915	11,691	11,391	12,197	12,308	12,144	11,780	11,869	11,892	11,976	11,766	11,687	11,602	11,529	11,731	11,416	11,416	11,004	11,239		11,935	12,110	12,479	11,965	11,537	11,499	11,574	10,561	10,541	10,989		10,908	11,130	10,496	10,312	10,983	10,574	10,984	11,104	11,358	11,346	11,451	10,886	10,870		10,730	10,000
C000038339
Account Value [Line Items]
Line Graph and Table Measure Name	RWX
Account Value	$ 10,751	10,423	9,795	9,228	9,550	9,489	9,877	9,366	9,841	10,274	9,452	8,527	8,964	9,402	9,737	9,217	9,257	9,906	9,543	9,827	10,197	9,641	9,480	8,757	8,612	9,830	10,508	9,856	11,063	11,162	11,939	11,617	11,704	12,337	11,910	12,340	12,052	12,751	12,661	12,315	12,379	11,989	11,475	11,310	11,164	11,315	10,715	9,370	9,762	10,041	9,633	9,396	9,305	9,157	8,640	11,409	12,491	12,446	12,244	12,310	11,871	11,607	11,468	11,568	11,316	11,378	11,563	11,237	11,392	10,390	10,621	10,464	10,960	11,144	11,243	11,119	11,256	11,451	11,165	11,053	11,735	11,339	10,971	10,636	10,654	10,748	10,800	10,470	10,671	10,381	10,171	10,149	9,987	9,834	9,625	9,951		10,604	10,635	10,873	10,431	10,472	10,681	10,395	9,588	9,406	9,819		9,940	10,355	9,734	9,753	10,419	10,284	10,585	10,839	10,549	10,775	10,480	10,152	10,358		10,327	10,000
C000017550
Account Value [Line Items]
Line Graph and Table Measure Name	FEZ
Account Value	$ 17,856	17,552	16,849	16,744	17,260	16,621	17,192	16,512	15,783	15,594	14,928	13,389	13,778	14,526	15,349	14,912	13,960	14,749	14,274	13,666	13,729	12,280	12,370	10,826	9,839	10,694	11,395	10,879	12,224	11,914	12,832	13,014	13,803	14,400	13,483	14,490	13,806	14,547	14,244	14,145	14,546	13,938	13,363	12,798	12,258	12,581	12,089	9,983	10,843	11,317	10,849	10,469	9,747	9,162	8,717	10,407	11,464	11,928	11,580	11,402	11,025	10,685	10,922	11,182	10,326	10,966	10,431	10,391	10,032	9,474	9,904	9,982	10,870	10,860	11,342	10,891	10,906	11,555	11,114	11,267	12,064	11,281	11,402	11,457	11,370	10,876	10,865	10,482	10,653	10,198	9,823	9,238	9,134	9,071	8,457	8,739		8,794	8,769	8,707	8,278	8,834	8,857	8,694	8,121	8,356	8,987		9,369	9,542	8,740	9,241	10,027	9,616	9,840	10,052	9,811	9,965	9,337	9,384	9,968		9,582	10,000
C000149166
Account Value [Line Items]
Line Graph and Table Measure Name	NZAC
Account Value	$ 24,159	23,517	22,789	22,309	21,815	20,870	21,666	21,161	20,304	20,271	19,227	17,420	18,014	18,952	19,502	18,913	17,939	18,057	17,796	17,216	17,729	16,512	17,212	16,004	15,129	16,720	17,509	16,288	17,669	17,792	19,394	18,980	19,486	20,530	19,751	20,228	19,244	20,091	19,595	19,453	19,219	18,915	18,125	17,639	17,256	17,352	16,598	14,767	15,126	15,625	14,707	13,964	13,538	12,969	11,716	13,526	14,691	14,838	14,328	13,991	13,604	13,313	13,619	13,552	12,705	13,502	13,047	12,871	12,547	11,619	12,493	12,315	13,306	13,259	13,156	12,761	12,848	12,841	12,717	12,999	13,551	12,838	12,646	12,405	12,166	11,963	11,943	11,626	11,572	11,323	11,141	11,000	10,687	10,387	10,190	10,105		10,296	10,237	10,187	9,751	9,831	9,788	9,661	9,008	9,066	9,643		9,816	9,892	9,175	9,509	10,207	10,111	10,335	10,330	10,035	10,186	9,632	9,794	9,994	$ 10,000
C000038341
Account Value [Line Items]
Line Graph and Table Measure Name	CWI
Account Value	$ 17,024	16,587	16,142	15,774	15,801	15,311	15,577	15,134	14,734	14,871	14,160	13,005	13,552	13,976	14,644	14,103	13,467	13,972	13,736	13,385	13,880	12,829	12,935	11,567	11,219	12,427	12,836	12,443	13,592	13,494	14,373	14,320	14,675	15,186	14,553	15,214	14,852	15,337	15,088	15,347	15,442	14,963	14,550	14,357	14,075	14,013	13,291	11,724	11,979	12,286	11,791	11,294	10,785	10,489	9,788	11,404	12,365	12,717	12,209	12,099	11,694	11,388	11,745	11,888	11,212	11,839	11,527	11,438	11,219	10,424	10,936	10,816	11,765	11,698	11,937	11,660	11,873	12,167	11,947	12,185	12,789	12,129	11,869	11,779	11,562	11,339	11,287	10,899	10,864	10,515	10,298	10,049	9,899	9,557	9,328	9,565		9,696	9,584	9,524	9,095	9,211	9,362	9,117	8,443	8,548	9,137		9,331	9,521	8,842	9,271	10,027	10,049	10,339	10,508	9,995	10,173	9,661	9,646	10,007		9,929	10,000
C000167041
Account Value [Line Items]
Line Graph and Table Measure Name	EFAX
Account Value	$ 17,904	17,748	17,138	16,621	16,854	16,193	16,683	16,202	15,860	15,722	14,913	13,582	14,187	14,765	15,380	14,921	14,326	14,904	14,499	14,111	14,419	13,299	13,277	11,971	11,384	12,579	13,281	12,609	13,840	13,818	14,779	14,745	15,078	15,997	15,239	15,972	15,599	16,118	15,816	15,691	15,922	15,360	14,875	14,519	14,264	14,446	13,823	12,036	12,514	12,796	12,172	11,867	11,477	10,990	10,281	11,813	12,947	13,190	12,782	12,638	12,170	11,851	12,109	12,239	11,573	12,152	11,780	11,714	11,421	10,736	11,322	11,284	12,267	12,216	12,415	12,099	12,268	12,567	12,324	12,590	13,169	12,538	12,381	12,254	12,089	11,813	11,853	11,556	11,563	11,164	10,857	10,550	10,362	10,057	9,742	9,976	$ 10,000
C000141272
Account Value [Line Items]
Line Graph and Table Measure Name	QEFA
Account Value	$ 18,315	18,255	17,575	16,973	17,222	16,616	16,975	16,554	16,393	16,332	15,544	14,344	14,864	15,323	15,840	15,363	14,792	15,439	14,991	14,531	14,897	13,927	13,854	12,529	12,041	13,186	13,883	13,244	14,418	14,433	15,333	15,203	15,375	16,186	15,422	16,038	15,696	16,234	15,922	15,687	15,783	15,186	14,786	14,398	14,239	14,404	13,827	12,134	12,600	12,883	12,288	12,095	11,805	11,430	10,834	12,170	13,313	13,474	13,094	12,971	12,514	12,233	12,412	12,562	11,902	12,338	12,130	11,999	11,693	11,055	11,512	11,447	12,342	12,263	12,421	12,107	12,243	12,445	12,197	12,322	12,829	12,317	12,161	12,014	11,874	11,661	11,626	11,377	11,445	10,954	10,680	10,408	10,222	9,943	9,655	9,903		10,243	10,122	10,228	9,821	10,028	10,113	9,855	9,289	9,348	9,913		9,965	10,138	9,466	9,842	10,560	10,266	10,565	10,641	10,201	10,379	9,892	9,739	10,039		9,931	10,000
C000167042
Account Value [Line Items]
Line Graph and Table Measure Name	EEMX
Account Value	$ 15,261	14,208	13,996	13,963	13,419	13,339	13,279	12,978	12,371	13,084	12,631	11,697	12,151	12,492	13,324	12,557	12,126	12,323	12,538	12,140	12,990	11,980	12,140	10,570	10,926	12,395	12,375	12,447	13,291	13,276	14,057	14,238	14,637	14,863	14,610	15,205	15,021	15,694	15,319	16,421	16,245	16,131	15,739	16,021	15,943	15,413	14,387	13,300	12,949	13,123	12,842	11,760	10,924	10,910	10,067	11,776	12,245	12,834	11,970	11,964	11,501	11,335	11,908	12,033	11,332	12,225	11,955	11,867	11,857	10,929	11,233	10,768	11,811	11,926	12,292	12,041	12,520	13,023	13,063	13,365	14,018	12,993	12,539	12,496	12,102	12,154	11,919	11,243	11,110	10,744	10,523	10,262	9,928	9,391	9,424	9,868	10,000
C000141273
Account Value [Line Items]
Line Graph and Table Measure Name	QEMM
Account Value	$ 14,329	13,615	13,404	13,240	12,879	12,726	12,741	12,729	12,198	12,596	12,127	11,279	11,628	11,758	12,308	11,780	11,487	11,733	11,714	11,428	11,964	11,282	11,503	10,296	10,473	11,498	11,574	11,514	12,363	12,395	13,073	13,218	13,400	13,660	13,176	13,475	13,483	13,786	13,342	13,942	13,942	13,595	13,364	13,209	13,075	12,880	12,040	11,025	10,940	11,101	10,967	10,252	9,775	9,796	8,993	10,455	11,045	11,660	11,020	11,193	10,812	10,581	11,009	11,097	10,553	11,229	11,009	10,961	10,960	10,209	10,439	10,051	10,869	10,937	11,151	10,881	11,345	11,700	11,756	11,912	12,394	11,617	11,172	11,127	10,844	10,950	10,749	10,311	10,235	9,985	9,818	9,583	9,295	8,926	8,944	9,365		9,397	9,263	9,083	8,727	8,411	8,721	8,638	7,722	7,746	8,161		8,324	8,707	8,171	8,422	9,204	9,764	10,004	10,443	9,793	9,887	9,618	9,549	10,023		10,140	10,000
C000141274
Account Value [Line Items]
Line Graph and Table Measure Name	QWLD
Account Value	$ 26,802	26,640	25,714	25,048	24,796	23,812	24,669	23,903	23,186	22,770	21,824	20,250	20,716	21,460	21,853	21,234	20,228	20,584	20,112	19,417	19,965	18,996	19,582	18,225	17,065	18,621	19,390	18,319	19,745	19,677	21,048	20,387	20,889	21,932	20,864	21,308	20,373	21,315	20,831	20,385	20,183	19,697	18,990	18,168	17,802	18,081	17,488	15,662	16,150	16,633	15,816	15,286	15,104	14,502	13,296	15,035	16,395	16,414	15,971	15,630	15,254	14,944	15,100	15,001	14,155	14,847	14,441	14,201	13,746	12,859	13,813	13,621	14,529	14,427	14,207	13,745	13,747	13,663	13,589	13,797	14,356	13,743	13,587	13,248	12,980	12,757	12,697	12,446	12,471	12,173	12,017	11,910	11,537	11,312	11,041	10,978		11,235	11,188	11,279	10,879	10,830	10,809	10,703	10,069	10,016	10,442		10,536	10,607	9,875	10,117	10,735	10,480	10,726	10,710	10,514	10,667	10,169	10,252	10,373		10,162	10,000
C000038337
Account Value [Line Items]
Line Graph and Table Measure Name	SPDW
Account Value	$ 17,465	17,252	16,790	16,250	16,480	15,903	16,321	15,782	15,497	15,527	14,707	13,411	14,053	14,564	15,160	14,636	13,997	14,546	14,196	13,910	14,271	13,172	13,249	11,969	11,361	12,626	13,210	12,555	13,961	13,856	14,844	14,695	14,897	15,696	14,976	15,752	15,367	15,825	15,561	15,528	15,720	15,200	14,728	14,381	14,030	14,118	13,428	11,639	12,071	12,354	11,699	11,379	11,001	10,532	9,806	11,416	12,529	12,806	12,377	12,216	11,817	11,469	11,772	11,925	11,269	11,843	11,538	11,498	11,246	10,477	11,051	11,035	12,048	11,956	12,148	11,903	12,066	12,287	12,006	12,202	12,789	12,215	11,999	11,880	11,665	11,378	11,400	11,072	11,050	10,683	10,449	10,187	10,050	9,731	9,453	9,620		9,823	9,693	9,686	9,226	9,491	9,596	9,306	8,685	8,794	9,458		9,618	9,761	9,086	9,535	10,250	10,152	10,423	10,505	10,052	10,195	9,637	9,632	9,927		9,832	10,000
C000038347
Account Value [Line Items]
Line Graph and Table Measure Name	SPEM
Account Value	$ 15,954	14,803	14,532	14,441	14,052	13,883	13,670	13,462	12,913	13,406	12,963	12,108	12,542	12,786	13,494	12,747	12,208	12,484	12,563	12,259	12,996	12,155	12,309	10,883	11,255	12,500	12,375	12,460	13,115	13,064	13,839	14,078	14,681	14,778	14,520	15,057	14,908	15,359	14,904	15,875	15,659	15,426	15,004	15,190	14,980	14,577	13,737	12,621	12,385	12,664	12,350	11,418	10,613	10,509	9,611	11,509	12,051	12,665	11,874	11,858	11,408	11,253	11,773	11,863	11,234	11,953	11,698	11,536	11,508	10,648	10,928	10,436	11,275	11,391	11,799	11,467	11,907	12,317	12,433	12,800	13,320	12,246	11,787	11,766	11,491	11,577	11,223	10,587	10,483	10,311	10,118	9,916	9,588	9,108	9,086	9,554		9,468	9,361	9,132	8,717	8,370	8,673	8,576	7,626	7,619	8,194		8,378	8,663	8,066	8,358	9,244	9,941	10,220	10,535	9,841	10,001	9,708	9,664	10,149		10,202	10,000
C000017549
Account Value [Line Items]
Line Graph and Table Measure Name	SPEU
Account Value	$ 16,553	16,465	15,863	15,477	15,880	15,092	15,368	14,807	14,602	14,665	13,916	12,632	13,138	13,703	14,294	13,839	13,215	14,013	13,457	13,208	13,271	12,225	12,193	10,958	10,212	11,240	12,015	11,422	12,754	12,664	13,462	13,447	13,875	14,646	13,768	14,533	13,916	14,650	14,395	14,089	14,342	13,750	13,118	12,743	12,428	12,601	11,986	10,237	10,831	11,198	10,729	10,277	9,893	9,420	8,844	10,412	11,465	11,756	11,288	11,096	10,731	10,513	10,740	10,980	10,277	10,745	10,432	10,235	9,834	9,328	9,810	9,840	10,486	10,411	10,839	10,401	10,402	10,799	10,495	10,615	11,418	10,888	10,735	10,687	10,666	10,278	10,318	10,112	10,261	9,740	9,467	9,085	8,932	8,807	8,326	8,529		8,827	8,804	8,849	8,592	8,881	8,897	8,600	8,187	8,415	9,016		9,292	9,483	8,864	9,283	10,056	9,710	10,002	10,124	9,651	9,920	9,365	9,424	9,927		9,704	10,000
C000110424
Account Value [Line Items]
Line Graph and Table Measure Name	SPGM
Account Value	$ 25,223	24,688	24,126	23,673	23,217	22,309	23,028	22,364	21,480	21,396	20,331	18,639	19,282	20,121	20,749	19,982	18,873	19,107	18,839	18,368	18,919	17,633	18,336	17,056	16,007	17,699	18,305	17,137	18,744	18,723	20,304	19,849	20,402	21,383	20,518	21,047	20,019	20,866	20,357	20,243	20,049	19,705	18,917	18,367	17,825	17,820	17,002	15,110	15,485	15,988	14,987	14,247	13,774	13,251	11,964	13,866	15,087	15,337	14,810	14,426	14,062	13,753	14,114	14,066	13,219	14,078	13,609	13,440	13,093	12,142	13,086	12,897	13,959	13,872	13,734	13,299	13,402	13,393	13,242	13,529	14,148	13,429	13,209	12,922	12,670	12,372	12,362	12,036	11,952	11,721	11,544	11,427	11,116	10,834	10,646	10,501		10,685	10,624	10,565	10,130	10,201	10,182	10,013	9,339	9,369	9,955		10,148	10,202	9,439	9,794	10,493	10,418	10,653	10,650	10,359	10,531	9,978	10,127	10,277		10,095	10,000
C000038345
Account Value [Line Items]
Line Graph and Table Measure Name	GMF
Account Value	$ 18,581	17,047	16,772	16,756	16,199	15,762	15,460	15,251	14,483	15,075	14,658	13,815	14,319	14,573	15,354	14,467	14,001	14,229	14,548	14,131	15,045	13,973	14,092	12,034	12,868	14,464	14,352	14,624	14,952	14,949	15,732	16,299	16,868	17,251	17,077	17,538	17,254	17,804	17,276	18,642	18,415	18,391	17,988	18,538	18,251	17,511	16,621	15,567	15,039	15,339	14,847	13,610	12,538	12,551	11,442	13,102	13,294	13,976	13,189	13,070	12,551	12,452	12,915	13,062	12,397	13,408	13,142	12,707	12,465	11,739	12,146	11,498	12,750	13,113	13,270	13,097	13,641	13,660	13,687	14,026	14,767	13,599	13,226	13,201	12,670	12,728	12,425	11,747	11,541	11,208	10,999	10,675	10,244	9,708	9,882	10,226		10,299	10,189	9,791	9,383	9,158	9,187	9,282	8,409	8,488	9,283		9,333	9,523	8,785	8,971	9,982	10,737	11,155	11,272	10,571	10,554	10,322	10,077	10,344		10,279	10,000
C000060582
Account Value [Line Items]
Line Graph and Table Measure Name	EWX
Account Value	$ 17,098	16,014	15,755	15,738	15,458	15,377	15,025	15,114	14,608	15,119	14,739	13,675	14,176	14,360	14,643	13,879	13,360	13,369	13,249	13,249	13,601	12,859	12,859	11,674	11,764	12,999	12,676	12,467	13,584	13,698	14,542	14,267	14,540	15,046	14,579	14,803	14,765	15,190	14,968	15,267	14,710	14,591	13,711	13,569	12,781	12,879	12,114	10,766	10,818	11,108	10,769	10,008	9,166	9,014	7,954	10,092	10,691	11,153	10,571	10,651	10,328	10,262	10,703	10,616	10,162	10,624	10,530	10,458	10,286	9,636	9,904	9,480	10,336	10,774	11,064	10,951	11,603	11,723	11,824	12,036	12,471	11,822	11,408	11,361	11,053	11,087	10,798	10,404	10,245	10,257	10,122	9,895	9,420	8,957	8,975	9,389		9,330	9,237	9,024	8,588	8,280	8,612	8,504	7,735	7,563	8,243		8,249	8,457	7,862	7,967	8,897	9,579	10,046	10,095	9,484	9,585	9,412	9,392	9,732		9,845	10,000
C000126352
Account Value [Line Items]
Line Graph and Table Measure Name	WDIV
Account Value	$ 16,389	15,952	15,252	14,369	14,542	14,029	14,282	13,930	14,038	14,332	13,445	12,353	12,802	13,349	13,769	13,248	12,823	13,589	13,345	13,379	13,906	13,211	13,190	12,142	11,868	13,125	13,619	13,475	14,379	14,002	14,594	14,285	14,376	14,254	13,553	14,110	13,912	14,200	14,141	14,228	14,528	14,020	13,616	12,951	12,486	12,469	12,013	10,460	10,671	11,147	10,554	10,444	10,195	10,217	9,451	12,368	13,588	13,819	13,257	13,260	12,890	12,267	12,599	12,768	12,081	12,643	12,378	12,388	12,232	11,474	12,037	11,739	12,396	12,365	12,578	12,217	12,166	12,431	12,229	12,264	12,947	12,589	12,288	11,915	11,893	11,778	11,793	11,520	11,511	11,279	11,080	10,996	10,789	10,595	10,249	10,425		10,731	10,558	10,765	10,261	10,091	10,334	10,069	9,140	9,126	9,341		9,692	9,996	9,483	9,719	10,333	10,280	10,478	10,736	10,365	10,687	10,171	10,143	10,339		10,216	10,000
C000092104
Account Value [Line Items]
Line Graph and Table Measure Name	GNR
Account Value	$ 16,464	16,122	16,107	15,893	16,616	16,168	16,186	14,957	15,016	15,860	15,289	14,578	15,331	15,390	15,927	14,799	13,916	15,360	15,391	15,568	16,484	15,336	15,832	14,426	13,091	14,314	14,231	13,749	16,314	15,582	16,307	15,177	14,510	13,979	13,058	13,675	13,048	13,189	13,387	13,439	13,759	13,066	12,555	12,291	11,286	11,251	10,502	8,939	9,248	9,740	9,376	9,067	8,902	8,590	7,557	9,214	10,375	11,234	10,618	10,449	10,272	9,982	10,668	10,944	9,993	10,835	10,830	10,727	10,571	9,654	10,176	10,555	11,607	11,224	11,600	11,486	11,616	11,449	10,917	11,093	11,693	11,117	10,525	10,477	10,257	9,949	9,825	9,281	9,283	9,312	9,360	9,377	9,511	9,106	8,852	8,556		8,551	8,371	8,434	8,078	7,913	8,398	7,561	6,895	6,438	6,933		7,305	7,581	6,903	7,647	8,281	8,907	9,368	9,522	8,906	9,534	8,916	9,160	9,445		9,683	10,000
C000057694
Account Value [Line Items]
Line Graph and Table Measure Name	DWX
Account Value	$ 13,113	12,883	12,272	11,556	11,675	11,352	11,630	11,385	11,628	11,708	11,245	10,517	10,753	11,084	11,464	11,068	10,776	11,240	10,834	10,642	10,869	10,224	10,089	9,263	9,068	10,153	10,667	10,487	11,356	11,318	11,786	11,666	11,730	11,716	11,172	11,586	11,333	11,855	11,763	11,591	11,749	11,398	11,067	10,552	10,538	10,625	10,321	9,324	9,670	9,941	9,611	9,391	9,116	9,033	8,567	10,248	11,144	11,149	10,899	10,947	10,654	10,409	10,506	10,675	10,156	10,338	10,140	10,041	9,835	9,275	9,591	9,358	9,946	9,991	10,209	9,971	9,996	10,259	10,168	10,276	10,783	10,444	10,314	10,115	10,096	10,099	10,015	9,691	9,720	9,433	9,303	9,112	9,014	8,818	8,511	8,675		8,716	8,540	8,617	8,205	8,207	8,466	8,137	7,327	7,379	7,759		7,945	8,217	7,714	8,103	8,793	9,312	9,648	10,159	9,240	9,696	9,219	9,297	9,795		9,898	10,000
C000038338
Account Value [Line Items]
Line Graph and Table Measure Name	GWX
Account Value	$ 15,873	15,488	15,346	14,672	14,951	14,420	14,813	14,312	14,216	14,566	13,614	12,450	13,236	13,902	14,364	13,738	13,351	13,795	13,771	13,698	14,134	13,114	13,035	11,811	11,464	13,093	13,458	12,614	14,216	14,233	15,334	15,220	15,054	16,331	15,666	16,649	16,462	16,861	16,476	16,477	16,567	16,268	15,698	15,290	14,829	14,952	13,978	12,316	12,672	12,718	11,885	11,425	11,236	10,526	9,459	11,249	12,617	13,206	12,614	12,428	11,875	11,600	11,985	12,121	11,668	12,320	12,087	12,206	11,945	11,141	12,000	11,913	13,385	13,407	13,365	13,400	13,858	13,864	13,624	13,860	14,421	13,782	13,399	13,115	12,867	12,643	12,625	12,255	12,142	11,808	11,584	11,439	11,151	10,756	10,521	10,763		11,064	10,777	10,911	10,281	10,521	10,585	10,149	9,308	9,295	10,033		10,020	10,061	9,523	9,889	10,339	10,535	10,657	10,567	9,967	10,000	9,469	9,499	9,558		9,688	10,000
C000163789
Account Value [Line Items]
Line Graph and Table Measure Name	NANR
Account Value	$ 28,283	28,227	28,123	27,218	28,385	27,616	27,009	24,094	23,865	25,324	24,702	24,289	25,911	26,203	27,064	25,178	23,636	26,533	25,836	25,483	27,855	26,088	27,296	25,812	22,632	24,288	23,966	23,308	27,803	26,284	27,211	24,586	22,185	20,649	19,595	20,277	18,413	17,986	18,656	19,248	19,889	18,462	17,611	16,879	15,195	15,181	14,558	12,551	12,819	13,924	13,661	13,085	12,659	12,614	9,742	12,569	13,924	15,009	13,828	13,656	13,797	13,785	14,109	14,337	12,842	14,041	14,206	13,979	13,819	12,663	13,484	13,469	14,756	14,490	15,519	15,679	15,477	15,053	14,369	14,315	15,679	15,173	14,321	14,190	14,234	13,798	13,811	13,104	13,318	13,673	13,945	14,024	14,590	14,061	13,985	13,417		13,721	13,484	14,117	13,720	13,032	13,700	11,669	10,653	9,544	10,024	$ 10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122	23,579	23,041	22,577	22,166	21,303	22,052	21,376	20,518	20,472	19,452	17,806	18,420	19,229	19,798	19,068	18,018	18,238	18,008	17,576	18,078	16,838	17,511	16,272	15,329	16,967	17,591	16,419	17,969	17,958	19,507	19,117	19,565	20,636	19,848	20,395	19,449	20,257	19,768	19,668	19,434	19,148	18,351	17,888	17,424	17,455	16,629	14,760	15,086	15,569	14,680	13,955	13,523	12,928	11,646	13,604	14,816	15,015	14,501	14,148	13,769	13,486	13,835	13,793	12,960	13,785	13,344	13,208	12,850	11,883	12,810	12,632	13,704	13,682	13,557	13,192	13,272	13,219	13,097	13,346	13,928	13,215	13,003	12,753	12,500	12,238	12,195	11,869	11,800	11,569	11,386	11,252	10,951	10,662	10,437	10,325		10,528	10,452	10,417	9,973	10,045	10,025	9,869	9,175	9,223	9,839		10,026	10,089	9,379	9,735	10,435	10,374	10,609	10,602	10,319	10,457	9,903	10,059	10,228		10,079	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122	23,579	23,041	22,577	22,166	21,303	22,052	21,376	20,518	20,472	19,452	17,806	18,420	19,229	19,798	19,068	18,018	18,238	18,008	17,576	18,078	16,838	17,511	16,272	15,329	16,967	17,591	16,419	17,969	17,958	19,507	19,117	19,565	20,636	19,848	20,395	19,449	20,257	19,768	19,668	19,434	19,148	18,351	17,888	17,424	17,455	16,629	14,760	15,086	15,569	14,680	13,955	13,523	12,928	11,646	13,604	14,816	15,015	14,501	14,148	13,769	13,486	13,835	13,793	12,960	13,785	13,344	13,208	12,850	11,883	12,810	12,632	13,704	13,682	13,557	13,192	13,272	13,219	13,097	13,346	13,928	13,215	13,003	12,753	12,500	12,238	12,195	11,869	11,800	11,569	11,386	11,252	10,951	10,662	10,437	10,325		10,528	10,452	10,417	9,973	10,045	10,025	9,869	9,175	9,223	9,839		10,026	10,089	9,379	9,735	10,435	10,374	10,609	10,602	10,319	10,457	9,903	10,059	10,228		10,079	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,602	16,166	15,719	15,363	15,378	14,944	15,217	14,756	14,391	14,536	13,841	12,698	13,244	13,676	14,323	13,763	13,172	13,669	13,436	13,115	13,592	12,573	12,667	11,330	11,001	12,223	12,629	12,211	13,360	13,265	14,154	14,131	14,417	14,968	14,374	15,052	14,701	15,187	14,904	15,154	15,253	14,790	14,367	14,188	13,912	13,882	13,170	11,609	11,864	12,163	11,663	11,166	10,683	10,344	9,616	11,244	12,209	12,546	12,025	11,920	11,518	11,229	11,587	11,729	11,063	11,690	11,389	11,322	11,105	10,325	10,814	10,713	11,661	11,608	11,857	11,580	11,801	12,080	11,891	12,104	12,703	12,033	11,770	11,675	11,459	11,251	11,192	10,794	10,761	10,422	10,204	9,952	9,796	9,460	9,224	9,443		9,581	9,464	9,404	8,961	9,101	9,257	9,019	8,341	8,438	9,053		9,227	9,422	8,769	9,195	9,956	9,984	10,271	10,433	9,932	10,095	9,583	9,597	9,956	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 17,460	17,002	16,531	16,157	16,172	15,716	16,003	15,518	15,135	15,287	14,556	13,354	13,928	14,383	15,063	14,474	13,853	14,376	14,130	13,793	14,295	13,222	13,322	11,915	11,570	12,854	13,281	12,842	14,051	13,950	14,885	14,861	15,162	15,742	15,117	15,830	15,461	15,972	15,674	15,937	16,041	15,554	15,109	14,921	14,631	14,599	13,851	12,209	12,477	12,791	12,266	11,743	11,235	10,879	10,113	11,825	12,840	13,194	12,646	12,536	12,113	11,809	12,186	12,335	11,634	12,294	11,978	11,907	11,679	10,858	11,373	11,266	12,264	12,208	12,469	12,178	12,411	12,705	12,505	12,729	13,359	12,655	12,378	12,278	12,051	11,832	11,770	11,352	11,317	10,961	10,731	10,466	10,302	9,949	9,701	9,931	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 17,460	17,002	16,531	16,157	16,172	15,716	16,003	15,518	15,135	15,287	14,556	13,354	13,928	14,383	15,063	14,474	13,853	14,375	14,130	13,793	14,295	13,222	13,322	11,915	11,570	12,854	13,281	12,842	14,051	13,950	14,885	14,861	15,162	15,742	15,117	15,830	15,461	15,972	15,674	15,937	16,041	15,554	15,109	14,921	14,631	14,599	13,851	12,209	12,477	12,791	12,266	11,743	11,235	10,879	10,113	11,825	12,840	13,194	12,646	12,536	12,113	11,809	12,186	12,335	11,634	12,294	11,978	11,907	11,679	10,858	11,373	11,266	12,264	12,208	12,469	12,178	12,411	12,705	12,505	12,729	13,359	12,655	12,378	12,278	12,051	11,832	11,770	11,352	11,317	10,961	10,731	10,466	10,302	9,949	9,701	9,931	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122	23,579	23,041	22,577	22,166	21,303	22,052	21,376	20,518	20,472	19,452	17,806	18,420	19,229	19,798	19,068	18,018	18,238	18,008	17,576	18,078	16,838	17,511	16,272	15,329	16,967	17,591	16,419	17,969	17,958	19,507	19,117	19,565	20,636	19,848	20,395	19,449	20,257	19,768	19,668	19,434	19,148	18,351	17,888	17,424	17,455	16,629	14,760	15,086	15,569	14,680	13,955	13,523	12,928	11,646	13,604	14,816	15,015	14,501	14,148	13,769	13,486	13,835	13,793	12,960	13,785	13,344	13,208	12,850	11,883	12,810	12,632	13,704	13,682	13,557	13,192	13,272	13,219	13,097	13,346	13,928	13,215	13,003	12,753	12,500	12,238	12,195	11,869	11,800	11,569	11,386	11,252	10,951	10,662	10,437	10,325		10,528	10,452	10,417	9,973	10,045	10,025	9,869	9,175	9,223	9,839		10,026	10,089	9,379	9,735	10,435	10,374	10,609	10,602	10,319	10,457	9,903	10,059	10,228		10,079	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122	23,579	23,041	22,577	22,166	21,303	22,052	21,376	20,518	20,472	19,452	17,806	18,420	19,229	19,798	19,068	18,018	18,238	18,008	17,576	18,078	16,838	17,511	16,272	15,329	16,967	17,591	16,419	17,969	17,958	19,507	19,117	19,565	20,636	19,848	20,395	19,449	20,257	19,768	19,668	19,434	19,148	18,351	17,888	17,424	17,455	16,629	14,760	15,086	15,569	14,680	13,955	13,523	12,928	11,646	13,604	14,816	15,015	14,501	14,148	13,769	13,486	13,835	13,793	12,960	13,785	13,344	13,208	12,850	11,883	12,810	12,632	13,704	13,682	13,557	13,192	13,272	13,219	13,097	13,346	13,928	13,215	13,003	12,753	12,500	12,238	12,195	11,869	11,800	11,569	11,386	11,252	10,951	10,662	10,437	10,325		10,528	10,452	10,417	9,973	10,045	10,025	9,869	9,175	9,223	9,839		10,026	10,089	9,379	9,735	10,435	10,374	10,609	10,602	10,319	10,457	9,903	10,059	10,228		10,079	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122	23,579	23,041	22,577	22,166	21,303	22,052	21,376	20,518	20,472	19,452	17,806	18,420	19,229	19,798	19,068	18,018	18,238	18,008	17,576	18,078	16,838	17,511	16,272	15,329	16,967	17,591	16,419	17,969	17,958	19,507	19,117	19,565	20,636	19,848	20,395	19,449	20,257	19,768	19,668	19,434	19,148	18,351	17,888	17,424	17,455	16,629	14,760	15,086	15,569	14,680	13,955	13,523	12,928	11,646	13,604	14,816	15,015	14,501	14,148	13,769	13,486	13,835	13,793	12,960	13,785	13,344	13,208	12,850	11,883	12,810	12,632	13,704	13,682	13,557	13,192	13,272	13,219	13,097	13,346	13,928	13,215	13,003	12,753	12,500	12,238	12,195	11,869	11,800	11,569	11,386	11,252	10,951	10,662	10,437	10,325		10,528	10,452	10,417	9,973	10,045	10,025	9,869	9,175	9,223	9,839		10,026	10,089	9,379	9,735	10,435	10,374	10,609	10,602	10,319	10,457	9,903	10,059	10,228		10,079	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,122	23,579	23,041	22,577	22,166	21,303	22,052	21,376	20,518	20,472	19,452	17,806	18,420	19,229	19,798	19,068	18,018	18,238	18,008	17,576	18,078	16,838	17,511	16,272	15,329	16,967	17,591	16,419	17,969	17,958	19,507	19,117	19,565	20,636	19,848	20,395	19,449	20,257	19,768	19,668	19,434	19,148	18,351	17,888	17,424	17,455	16,629	14,760	15,086	15,569	14,680	13,955	13,523	12,928	11,646	13,604	14,816	15,015	14,501	14,148	13,769	13,486	13,835	13,793	12,960	13,785	13,344	13,208	12,850	11,883	12,810	12,632	13,704	13,682	13,557	13,192	13,272	13,219	13,097	13,346	13,928	13,215	13,003	12,753	12,500	12,238	12,195	11,869	11,800	11,569	11,386	11,252	10,951	10,662	10,437	10,325		10,528	10,452	10,417	9,973	10,045	10,025	9,869	9,175	9,223	9,839		10,026	10,089	9,379	9,735	10,435	10,374	10,609	10,602	10,319	10,457	9,903	10,059	10,228		10,079	10,000
SPDR ETFs Index: S&P International Dividend Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P International Dividend Opportunities Index
Account Value	$ 13,550	13,313	12,667	11,921	12,038	11,698	12,024	11,752	12,006	12,087	11,593	10,837	11,079	11,423	11,776	11,365	11,070	11,557	11,142	10,950	11,178	10,510	10,369	9,516	9,315	10,438	10,967	10,777	11,670	11,639	12,123	12,007	12,063	12,047	11,493	11,918	11,651	12,190	12,080	11,901	12,035	11,702	11,364	10,832	10,817	10,903	10,585	9,556	9,913	10,194	9,840	9,625	9,345	9,261	8,785	10,512	11,437	11,440	11,177	11,224	10,919	10,670	10,757	10,929	10,394	10,582	10,382	10,283	10,073	9,494	9,812	9,573	10,171	10,214	10,411	10,160	10,177	10,442	10,357	10,467	10,984	10,639	10,499	10,296	10,274	10,281	10,170	9,826	9,855	9,563	9,436	9,238	9,098	8,896	8,580	8,744		8,785	8,608	8,684	8,264	8,259	8,523	8,193	7,378	7,413	7,781		7,963	8,238	7,731	8,131	8,794	9,312	9,653	10,173	9,251	9,715	9,209	9,303	9,798		9,900	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 24,823	24,264	23,711	23,233	22,810	21,922	22,692	21,997	21,114	21,067	20,017	18,323	18,955	19,788	20,373	19,622	18,541	18,767	18,531	18,087	18,604	17,327	18,019	16,745	15,774	17,460	18,102	16,895	18,491	18,480	20,074	19,673	20,133	21,235	20,424	20,988	20,014	20,845	20,342	20,240	19,998	19,704	18,885	18,407	17,930	17,962	17,112	15,189	15,525	16,021	15,107	14,361	13,916	13,304	11,984	13,999	15,247	15,451	14,922	14,559	14,169	13,878	14,237	14,194	13,337	14,186	13,732	13,591	13,224	12,228	13,182	12,999	14,102	14,079	13,951	13,575	13,657	13,603	13,478	13,734	14,333	13,599	13,381	13,123	12,863	12,593	12,549	12,214	12,142	11,905	11,716	11,579	11,269	10,972	10,740	10,625		10,834	10,756	10,720	10,263	10,337	10,316	10,155	9,441	9,491	10,125	10,000
SPDR ETFs Index: S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 16,896	16,285	15,576	14,927	15,394	14,504	14,587	13,954	13,964	14,425	13,849	12,633	13,030	13,680	14,363	14,086	13,685	14,508	14,145	13,827	14,317	13,637	13,955	12,922	12,304	13,956	14,180	13,643	14,796	14,285	14,774	13,961	13,628	13,773	12,925	13,663	13,190	13,371	13,142	13,022	13,260	13,198	12,751	12,222	12,136	12,403	12,051	10,680	10,800	11,141	10,968	10,654	10,798	10,259	9,377	12,179	13,473	13,265	12,725	12,835	12,645	12,383	12,346	12,600	11,962	12,147	12,008	11,727	11,465	10,548	10,896	10,701	11,144	11,258	11,547	11,348	11,144	11,367	11,098	11,096	11,902	11,769	11,883	11,689	11,582	11,800	11,621	11,250	11,269	10,828	10,651	10,307	10,015	9,884	9,616	10,033		10,326	10,149	10,347	10,069	9,782	9,842	9,622	8,877	8,799	8,869		9,112	9,524	9,091	9,349	9,900	9,795	10,269	10,440	10,005	10,096	10,107	10,098	10,166		10,164	10,000
SPDR ETFs Index: S&P Emerging Markets Dividend Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Dividend Opportunities Index
Account Value	$ 17,276	16,444	15,728	15,786	15,304	14,872	14,661	14,461	14,025	14,117	13,464	12,429	12,860	12,712	13,205	11,972	11,292	11,089	10,888	10,375	10,582	9,926	9,931	8,838	9,080	10,013	10,018	10,382	11,039	11,147	11,566	11,658	12,037	11,708	11,239	11,532	11,583	11,704	11,160	11,456	11,703	11,454	11,264	10,852	10,386	10,469	9,925	8,970	9,046	9,263	9,317	9,035	8,790	8,866	8,026	9,890	10,628	11,420	10,833	10,962	10,627	10,492	11,146	11,273	10,680	10,945	10,802	10,855	10,994	10,147	10,262	9,721	10,407	10,227	10,621	10,101	10,743	11,204	11,414	11,552	11,558	10,711	9,953	9,778	9,768	10,028	9,792	9,409	9,293	9,218	9,119	9,045	8,702	8,219	7,996	8,546		8,382	8,330	8,500	7,979	7,397	7,933	7,860	6,882	6,697	6,950		7,260	7,662	7,208	7,662	8,497	9,251	9,470	10,096	9,176	9,539	9,323	9,439	9,942		10,017	10,000
SPDR ETFs Index: S&P China BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P China BMI Index
Account Value	$ 13,529	10,921	10,905	11,028	11,344	11,105	10,484	10,433	9,624	10,835	11,076	10,758	11,209	11,513	12,608	11,474	11,100	12,082	12,668	12,237	13,517	12,118	11,667	9,160	10,743	12,499	12,493	13,703	12,872	12,639	13,317	14,528	15,109	15,524	15,960	16,798	16,439	17,250	17,182	19,746	19,682	19,526	19,197	20,487	20,667	19,275	18,718	18,095	17,264	17,793	16,871	15,385	14,144	14,058	13,280	14,223	14,098	14,801	13,692	13,497	12,982	12,994	13,564	13,709	12,718	14,515	14,185	13,874	13,376	12,151	12,941	12,072	13,633	13,865	14,431	14,787	15,630	15,330	15,300	15,769	16,812	14,985	14,643	14,504	13,985	13,806	13,299	12,277	12,024	11,517	11,273	11,086	10,691	10,072	10,476	10,554		10,745	10,506	9,776	9,485	9,393	9,493	9,487	8,534	8,690	10,043		10,144	10,263	9,125	9,386	10,632	12,064	12,700	12,904	11,087	10,763	10,549	10,462	10,557		10,416	10,000
SPDR ETFs Index: Dow Jones Global Select Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Select Real Estate Securities Index
Account Value	$ 14,743	14,359	13,506	12,752	12,649	12,222	13,057	12,703	12,726	13,268	12,119	10,940	11,465	12,258	12,674	12,226	11,837	12,329	12,133	12,508	13,108	11,987	12,397	11,644	11,237	12,838	13,718	12,676	13,909	14,647	15,461	14,682	15,079	16,048	14,987	15,234	14,386	15,239	15,036	14,408	14,248	13,997	13,108	12,692	12,242	12,325	11,835	10,465	10,813	11,156	10,934	10,617	10,462	10,432	9,750	12,699	13,888	13,835	13,815	13,961	13,665	13,334	13,094	13,030	12,817	12,878	12,983	12,631	12,640	11,425	12,159	11,758	12,169	12,466	12,306	12,212	11,984	11,810	11,593	11,300	12,110	12,219	12,061	11,701	11,788	11,819	11,909	11,700	11,628	11,546	11,473	11,682	11,370	11,368	10,958	11,195		11,889	12,069	12,439	11,926	11,497	11,461	11,536	10,530	10,514	10,961		10,884	11,106	10,470	10,293	10,967	10,557	10,974	11,096	11,348	11,345	11,452	10,883	10,872		10,733	10,000
SPDR ETFs Index: Dow Jones Global ex-U.S. Select Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Account Value	$ 10,894	10,561	9,921	9,342	9,669	9,617	10,019	9,492	9,977	10,415	9,570	8,626	9,039	9,488	9,826	9,296	9,342	10,001	9,635	9,973	10,352	9,782	9,615	8,892	8,741	9,987	10,704	10,032	11,266	11,369	12,161	11,824	11,916	12,559	12,118	12,553	12,302	13,018	12,924	12,565	12,632	12,227	11,697	11,532	11,380	11,531	10,909	9,537	9,941	10,224	9,812	9,568	9,473	9,318	8,796	11,614	12,719	12,669	12,443	12,508	12,057	11,777	11,635	11,748	11,485	11,547	11,734	11,404	11,562	10,542	10,766	10,604	11,101	11,291	11,396	11,267	11,390	11,588	11,310	11,181	11,882	11,476	11,094	10,749	10,764	10,856	10,919	10,582	10,782	10,487	10,274	10,249	10,089	9,931	9,697	10,023		10,675	10,708	10,945	10,498	10,522	10,729	10,439	9,629	9,449	9,858		9,975	10,385	9,756	9,774	10,443	10,306	10,604	10,855	10,562	10,791	10,495	10,167	10,367		10,331	10,000
SPDR ETFs Index: EURO STOXX 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	EURO STOXX 50 Index
Account Value	$ 17,551	17,250	16,567	16,460	16,968	16,366	16,943	16,272	15,550	15,363	14,703	13,183	13,564	14,304	15,111	14,696	13,764	14,575	14,112	13,511	13,578	12,143	12,237	10,708	9,730	10,575	11,300	10,783	12,110	11,823	12,735	12,914	13,700	14,296	13,373	14,371	13,687	14,434	14,127	14,027	14,364	13,824	13,255	12,689	12,149	12,470	11,979	9,879	10,729	11,203	10,735	10,363	9,646	9,069	8,626	10,306	11,358	11,819	11,472	11,292	10,916	10,577	10,810	11,066	10,216	10,875	10,344	10,303	9,943	9,389	9,817	9,894	10,775	10,764	11,242	10,793	10,813	11,481	11,045	11,197	11,989	11,210	11,329	11,384	11,297	10,804	10,792	10,410	10,578	10,144	9,771	9,189	9,084	9,021	8,408	8,688		8,743	8,717	8,654	8,226	8,787	8,823	8,666	8,094	8,328	8,958		9,339	9,512	8,710	9,212	9,995	9,580	9,812	10,041	9,806	9,960	9,330	9,377	9,967		9,582	10,000
SPDR ETFs Index: MSCI ACWI Climate Paris Aligned Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Climate Paris Aligned Index
Account Value	$ 23,784	23,145	22,424	21,953	21,464	20,541	21,334	20,838	19,989	19,960	18,930	17,172	17,763	18,692	19,239	18,659	17,694	17,817	17,563	16,996	17,506	16,305	17,009	15,813	14,948	16,527	17,313	16,101	17,475	17,602	19,187	18,779	19,270	20,312	19,531	20,005	19,032	19,871	19,384	19,247	19,022	18,716	17,918	17,445	17,071	17,176	16,423	14,618	14,974	15,473	14,566	13,822	13,396	12,833	11,588	13,388	14,555	14,689	14,178	13,847	13,463	13,179	13,487	13,422	12,578	13,370	12,920	12,750	12,424	11,503	12,365	12,191	13,179	13,138	13,042	12,654	12,740	12,738	12,626	12,903	13,458	12,750	12,552	12,317	12,078	11,878	11,860	11,548	11,491	11,244	11,063	10,925	10,615	10,317	10,118	10,045		10,240	10,181	10,134	9,694	9,782	9,742	9,619	8,962	9,031	9,617		9,791	9,873	9,154	9,495	10,203	10,102	10,334	10,329	10,044	10,189	9,634	9,795	9,995	$ 10,000
SPDR ETFs Index: MSCI EAFE ex Fossil Fuels Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ex Fossil Fuels Index
Account Value	$ 17,906	17,748	17,134	16,614	16,850	16,190	16,709	16,211	15,862	15,720	14,908	13,570	14,177	14,757	15,372	14,911	14,304	14,898	14,496	14,108	14,415	13,289	13,270	11,958	11,365	12,562	13,265	12,588	13,825	13,808	14,779	14,747	15,080	16,000	15,236	15,970	15,598	16,116	15,810	15,686	15,861	15,349	14,869	14,516	14,260	14,441	13,815	12,024	12,504	12,783	12,156	11,853	11,457	10,967	10,261	11,793	12,927	13,168	12,759	12,611	12,142	11,824	12,082	12,211	11,533	12,123	11,752	11,689	11,395	10,708	11,295	11,256	12,239	12,187	12,387	12,073	12,240	12,552	12,336	12,579	13,159	12,526	12,366	12,237	12,071	11,796	11,825	11,530	11,533	11,127	10,818	10,517	10,337	10,038	9,731	9,957	10,000
SPDR ETFs Index: MSCI EAFE Factor Mix A-Series Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Factor Mix A-Series Index
Account Value	$ 18,386	18,328	17,640	17,029	17,285	16,682	17,070	16,628	16,462	16,399	15,606	14,393	14,921	15,382	15,898	15,414	14,833	15,494	15,047	14,584	14,947	13,962	13,888	12,552	12,059	13,210	13,915	13,267	14,448	14,466	15,384	15,261	15,427	16,237	15,465	16,081	15,736	16,281	15,963	15,722	15,763	15,221	14,820	14,435	14,280	14,437	13,863	12,164	12,629	12,909	12,307	12,116	11,816	11,434	10,823	12,182	13,328	13,488	13,111	12,982	12,513	12,225	12,414	12,570	11,908	12,365	12,153	12,028	11,718	11,068	11,533	11,468	12,372	12,300	12,449	12,124	12,264	12,472	12,245	12,362	12,872	12,368	12,211	12,056	11,920	11,719	11,669	11,421	11,478	10,984	10,712	10,439	10,259	9,977	9,689	9,930		10,260	10,134	10,227	9,806	10,039	10,128	9,875	9,311	9,376	9,954		10,008	10,181	9,497	9,871	10,592	10,295	10,595	10,671	10,238	10,408	9,910	9,748	10,050		9,939	10,000
SPDR ETFs Index: MSCI Emerging Markets ex Fossil Fuels Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex Fossil Fuels Index
Account Value	$ 15,342	14,308	14,085	14,031	13,476	13,400	13,372	13,020	12,409	13,093	12,616	11,662	12,134	12,499	13,353	12,568	12,130	12,329	12,530	12,153	13,005	12,011	12,150	10,550	10,917	12,405	12,391	12,441	13,281	13,244	14,058	14,324	14,691	15,005	14,764	15,358	15,175	15,890	15,501	16,662	16,668	16,353	15,953	16,245	16,154	15,615	14,567	13,423	13,072	13,246	12,932	11,838	10,996	10,955	10,061	11,779	12,330	12,892	11,980	11,965	11,509	11,319	11,885	12,018	11,298	12,239	11,965	11,877	11,848	10,905	11,179	10,691	11,761	11,894	12,247	12,028	12,560	13,036	13,118	13,361	14,035	12,988	12,550	12,509	12,102	12,179	11,922	11,256	11,117	10,750	10,507	10,243	9,903	9,370	9,384	9,863	$ 10,000
SPDR ETFs Index: MSCI Emerging Markets Factor Mix A-Series Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Factor Mix A-Series Index
Account Value	$ 15,224	14,440	14,197	14,016	13,600	13,441	13,482	13,456	12,900	13,338	12,790	11,873	12,247	12,382	12,952	12,388	12,054	12,290	12,258	11,953	12,516	11,817	12,036	10,744	10,936	12,033	12,080	12,002	12,906	12,946	13,659	13,877	13,975	14,268	13,719	14,037	14,050	14,366	13,867	14,474	14,602	14,121	13,871	13,693	13,559	13,364	12,459	11,404	11,296	11,461	11,317	10,554	10,069	10,100	9,256	10,769	11,449	12,009	11,324	11,512	11,116	10,864	11,308	11,393	10,828	11,543	11,313	11,252	11,247	10,480	10,685	10,284	11,128	11,193	11,399	11,118	11,582	11,948	12,014	12,151	12,644	11,848	11,375	11,328	11,028	11,139	10,939	10,486	10,419	10,149	9,982	9,745	9,444	9,076	9,070	9,506		9,533	9,396	9,212	8,834	8,507	8,823	8,747	7,803	7,825	8,266		8,407	8,800	8,253	8,495	9,298	9,842	10,075	10,524	9,873	9,949	9,671	9,576	9,997		10,118	10,000
SPDR ETFs Index: MSCI World Factor Mix A-Series Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Factor Mix A-Series Index
Account Value	$ 26,344	26,186	25,276	24,621	24,370	23,411	24,271	23,511	22,805	22,396	21,464	19,934	20,396	21,130	21,529	20,915	19,925	20,286	19,824	19,138	19,694	18,726	19,322	17,985	16,834	18,380	19,165	18,099	19,519	19,463	20,831	20,190	20,689	21,712	20,652	21,096	20,160	21,106	20,628	20,179	19,941	19,490	18,791	17,977	17,625	17,890	17,307	15,493	15,984	16,450	15,634	15,115	14,931	14,341	13,137	14,886	16,243	16,263	15,826	15,479	15,113	14,807	14,963	14,862	14,011	14,702	14,299	14,065	13,616	12,737	13,682	13,494	14,384	14,284	14,072	13,614	13,611	13,533	13,475	13,669	14,228	13,629	13,488	13,150	12,888	12,674	12,609	12,361	12,384	12,074	11,911	11,806	11,437	11,216	10,952	10,887		11,148	11,102	11,188	10,784	10,756	10,738	10,631	9,993	9,952	10,393		10,497	10,566	9,829	10,065	10,692	10,449	10,702	10,694	10,490	10,643	10,149	10,233	10,361		10,163	10,000
SPDR ETFs Index: S&P Developed ex-U.S. BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. BMI Index
Account Value	$ 17,214	17,011	16,553	16,016	16,249	15,698	16,156	15,608	15,320	15,370	14,532	13,243	13,887	14,406	14,996	14,475	13,861	14,412	14,080	13,795	14,164	13,084	13,149	11,888	11,288	12,560	13,139	12,477	13,859	13,775	14,778	14,633	14,835	15,672	14,946	15,726	15,345	15,827	15,556	15,496	15,629	15,168	14,688	14,366	14,017	14,135	13,403	11,630	12,062	12,342	11,702	11,360	10,988	10,493	9,739	11,377	12,501	12,783	12,335	12,180	11,769	11,439	11,736	11,894	11,245	11,834	11,533	11,503	11,243	10,469	11,049	11,033	12,072	11,996	12,174	11,945	12,129	12,348	12,089	12,264	12,862	12,291	12,058	11,923	11,717	11,429	11,431	11,096	11,075	10,694	10,459	10,203	10,061	9,746	9,463	9,638		9,856	9,716	9,713	9,242	9,519	9,620	9,331	8,701	8,810	9,466		9,608	9,747	9,084	9,519	10,213	10,123	10,399	10,481	10,020	10,157	9,605	9,623	9,913		9,824	10,000
SPDR ETFs Index: S&P Emerging BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging BMI Index
Account Value	$ 16,024	14,880	14,591	14,520	14,107	13,948	13,726	13,527	12,986	13,453	12,983	12,114	12,561	12,802	13,492	12,720	12,202	12,460	12,525	12,264	12,989	12,179	12,313	10,872	11,272	12,560	12,384	12,446	13,139	13,138	13,890	14,218	14,724	14,865	14,633	15,169	15,022	15,509	15,071	16,040	15,970	15,573	15,133	15,374	15,147	14,726	13,883	12,755	12,502	12,785	12,450	11,489	10,685	10,554	9,635	11,606	12,235	12,785	11,980	11,964	11,511	11,358	11,896	11,976	11,351	12,069	11,818	11,618	11,533	10,703	10,999	10,515	11,381	11,541	11,965	11,650	12,129	12,492	12,598	12,926	13,483	12,417	11,960	11,929	11,627	11,693	11,352	10,702	10,601	10,429	10,200	9,988	9,655	9,184	9,164	9,621		9,536	9,430	9,190	8,772	8,446	8,729	8,640	7,682	7,659	8,277		8,433	8,693	8,080	8,354	9,248	9,951	10,208	10,489	9,753	9,907	9,636	9,600	10,085		10,156	10,000
SPDR ETFs Index: STOXX Europe Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Europe Total Market Index
Account Value	$ 16,399	16,313	15,720	15,338	15,743	14,974	15,260	14,706	14,499	14,560	13,814	12,535	13,042	13,607	14,193	13,741	13,128	13,943	13,397	13,152	13,215	12,169	12,139	10,905	10,158	11,189	11,966	11,371	12,703	12,624	13,429	13,421	13,850	14,624	13,742	14,508	13,893	14,633	14,376	14,069	14,306	13,732	13,105	12,730	12,411	12,584	11,969	10,212	10,826	11,197	10,725	10,274	9,889	9,415	8,838	10,415	11,476	11,780	11,308	11,113	10,744	10,509	10,735	10,971	10,264	10,761	10,450	10,254	9,847	9,337	9,822	9,851	10,498	10,420	10,859	10,415	10,418	10,825	10,524	10,652	11,458	10,924	10,767	10,719	10,695	10,305	10,309	10,100	10,247	9,736	9,466	9,086	8,929	8,803	8,319	8,520		8,818	8,795	8,836	8,575	8,862	8,881	8,587	8,177	8,406	9,008		9,283	9,473	8,850	9,272	10,045	9,694	9,986	10,115	9,645	9,919	9,360	9,420	9,930		9,704	10,000
SPDR ETFs Index: S&P Asia Pacific Emerging BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Asia Pacific Emerging BMI Index
Account Value	$ 18,949	17,334	16,991	16,984	16,362	16,030	15,631	15,355	14,623	15,220	14,791	13,874	14,368	14,617	15,378	14,513	14,078	14,337	14,588	14,223	15,107	14,099	14,177	12,117	12,984	14,665	14,454	14,715	15,115	15,138	15,912	16,464	16,946	17,365	17,203	17,684	17,418	17,953	17,405	18,800	18,728	18,475	17,971	18,553	18,235	17,485	16,611	15,571	15,045	15,349	14,792	13,554	12,507	12,490	11,387	13,087	13,390	13,970	13,182	13,084	12,554	12,416	12,865	13,000	12,352	13,340	13,111	12,693	12,386	11,730	12,116	11,425	12,685	13,095	13,304	13,141	13,734	13,749	13,782	14,112	14,844	13,701	13,315	13,264	12,713	12,756	12,468	11,784	11,574	11,262	11,009	10,703	10,268	9,754	9,925	10,278		10,346	10,236	9,815	9,397	9,175	9,205	9,287	8,413	8,504	9,311		9,335	9,519	8,779	8,960	9,982	10,793	11,217	11,317	10,588	10,555	10,340	10,107	10,315		10,235	10,000
SPDR ETFs Index: S&P Emerging Markets Under USD2 Billion Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Under USD2 Billion Index
Account Value	$ 17,813	16,623	16,303	16,244	15,930	15,836	15,432	15,604	15,091	15,566	15,120	13,991	14,507	14,673	14,939	14,157	13,607	13,588	13,452	13,462	13,808	13,063	13,073	11,859	11,950	13,203	12,817	12,588	13,711	13,865	14,716	14,468	14,789	15,304	14,800	15,030	14,951	15,456	15,204	15,459	14,950	14,702	13,829	13,694	12,878	12,933	12,157	10,774	10,824	11,102	10,720	9,980	9,175	8,963	7,907	10,050	10,698	11,059	10,477	10,551	10,240	10,185	10,629	10,552	10,093	10,545	10,460	10,389	10,180	9,556	9,790	9,368	10,249	10,692	11,002	10,894	11,532	11,661	11,806	11,995	12,409	11,831	11,435	11,378	11,037	11,037	10,749	10,350	10,198	10,192	10,056	9,828	9,377	8,933	8,934	9,349		9,308	9,251	9,082	8,633	8,341	8,638	8,510	7,745	7,596	8,283		8,280	8,508	7,913	8,011	8,952	9,677	10,168	10,165	9,532	9,621	9,422	9,408	9,709		9,813	10,000
SPDR ETFs Index: S&P Global Dividend Aristocrats Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Dividend Aristocrats Index
Account Value	$ 16,005	15,582	14,907	14,033	14,212	13,720	13,992	13,637	13,744	14,026	13,154	12,092	12,529	13,072	13,483	12,973	12,573	13,337	13,106	13,151	13,669	12,989	12,958	11,925	11,654	12,903	13,393	13,250	14,143	13,777	14,369	14,071	14,162	14,040	13,343	13,894	13,700	13,993	13,932	14,021	14,290	13,820	13,425	12,773	12,315	12,297	11,838	10,303	10,513	10,997	10,411	10,307	10,065	10,088	9,332	12,240	13,441	13,669	13,112	13,117	12,765	12,147	12,478	12,646	11,967	12,534	12,275	12,291	12,130	11,371	11,933	11,638	12,293	12,268	12,481	12,123	12,079	12,350	12,157	12,185	12,881	12,524	12,226	11,858	11,835	11,725	11,736	11,462	11,457	11,228	11,038	10,950	10,733	10,537	10,191	10,368		10,675	10,503	10,711	10,204	10,034	10,284	10,031	9,106	9,089	9,308		9,663	9,968	9,455	9,696	10,317	10,262	10,468	10,728	10,363	10,686	10,174	10,146	10,340		10,218	10,000
SPDR ETFs Index: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 16,338	15,992	16,016	15,799	16,531	16,096	16,109	14,883	14,951	15,793	15,213	14,501	15,268	15,331	15,878	14,744	13,849	15,300	15,339	15,519	16,426	15,277	15,763	14,364	13,050	14,265	14,180	13,698	16,263	15,540	16,252	15,135	14,470	13,940	13,010	13,629	13,006	13,147	13,346	13,394	13,697	13,020	12,505	12,248	11,246	11,206	10,458	8,899	9,205	9,702	9,338	9,028	8,852	8,546	7,513	9,184	10,356	11,211	10,587	10,431	10,250	9,961	10,654	10,925	9,963	10,805	10,808	10,707	10,557	9,631	10,153	10,534	11,589	11,195	11,573	11,455	11,581	11,420	10,883	11,062	11,660	11,080	10,486	10,436	10,214	9,909	9,777	9,233	9,236	9,282	9,335	9,353	9,489	9,083	8,826	8,528		8,523	8,347	8,407	8,050	7,885	8,375	7,540	6,873	6,417	6,910		7,279	7,554	6,879	7,623	8,261	8,892	9,359	9,514	8,901	9,530	8,910	9,152	9,440		9,679	10,000
SPDR ETFs Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 16,630	16,194	15,745	15,389	15,404	14,969	15,243	14,781	14,416	14,560	13,864	12,719	13,266	13,699	14,347	13,787	13,195	13,692	13,459	13,137	13,615	12,594	12,689	11,349	11,020	12,243	12,650	12,232	13,383	13,288	14,178	14,155	14,441	14,994	14,399	15,077	14,726	15,213	14,929	15,179	15,278	14,815	14,391	14,212	13,936	13,906	13,193	11,628	11,884	12,183	11,683	11,185	10,701	10,362	9,632	11,263	12,229	12,567	12,045	11,940	11,538	11,248	11,607	11,749	11,081	11,710	11,409	11,341	11,124	10,342	10,833	10,731	11,681	11,628	11,877	11,599	11,821	12,101	11,911	12,125	12,725	12,053	11,790	11,695	11,479	11,270	11,211	10,812	10,779	10,440	10,221	9,969	9,812	9,476	9,240	9,459		9,597	9,480	9,420	8,976	9,116	9,272	9,035	8,355	8,452	9,069		9,243	9,438	8,784	9,211	9,973	10,001	10,288	10,451	9,949	10,112	9,599	9,613	9,973		9,901	10,000
SPDR ETFs Index: S&P Developed ex-U.S. Under USD2 Billion Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. Under USD2 Billion Index
Account Value	$ 15,526	15,157	14,977	14,367	14,627	14,130	14,589	14,088	13,994	14,376	13,388	12,211	13,022	13,662	14,153	13,513	13,123	13,574	13,544	13,462	13,916	12,918	12,826	11,634	11,283	12,904	13,270	12,439	14,052	14,116	15,214	15,079	14,969	16,261	15,585	16,614	16,470	16,882	16,482	16,488	16,584	16,228	15,633	15,265	14,776	14,878	13,913	12,220	12,577	12,626	11,758	11,305	11,113	10,410	9,320	11,154	12,533	13,111	12,486	12,308	11,765	11,494	11,866	12,006	11,578	12,204	11,994	12,109	11,863	11,058	11,922	11,833	13,269	13,249	13,219	13,289	13,767	13,789	13,610	13,813	14,373	13,715	13,320	13,015	12,772	12,542	12,473	12,096	11,960	11,593	11,379	11,251	10,999	10,615	10,372	10,623		10,921	10,613	10,776	10,181	10,411	10,514	10,095	9,256	9,236	9,970		$ 9,971	$ 10,023	$ 9,488	$ 9,856	$ 10,304	$ 10,469	$ 10,580	$ 10,511	$ 9,915	$ 9,955	$ 9,452	$ 9,467	$ 9,524		$ 9,659	$ 10,000
SPDR ETFs Index: S&P BMI North American Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P BMI North American Natural Resources Index
Account Value	$ 27,860	$ 27,807	$ 27,721	$ 26,825	$ 27,993	$ 27,251	$ 26,649	$ 23,769	$ 23,558	$ 24,997	$ 24,380	$ 23,995	$ 25,596	$ 25,888	$ 26,755	$ 24,885	$ 23,337	$ 26,228	$ 25,537	$ 25,209	$ 27,575	$ 25,822	$ 27,026	$ 25,572	$ 22,406	$ 24,071	$ 23,757	$ 23,096	$ 27,576	$ 26,081	$ 26,998	$ 24,386	$ 22,014	$ 20,482	$ 19,427	$ 20,119	$ 18,263	$ 17,842	$ 18,520	$ 19,106	$ 19,693	$ 18,333	$ 17,485	$ 16,754	$ 15,096	$ 15,077	$ 14,465	$ 12,479	$ 12,745	$ 13,849	$ 13,597	$ 13,031	$ 12,587	$ 12,557	$ 9,688	$ 12,513	$ 13,881	$ 14,962	$ 13,776	$ 13,614	$ 13,754	$ 13,742	$ 14,073	$ 14,298	$ 12,803	$ 14,014	$ 14,176	$ 13,951	$ 13,798	$ 12,640	$ 13,463	$ 13,457	$ 14,748	$ 14,481	$ 15,522	$ 15,680	$ 15,477	$ 15,061	$ 14,375	$ 14,319	$ 15,694	$ 15,184	$ 14,318	$ 14,194	$ 14,235	$ 13,797	$ 13,815	$ 13,106	$ 13,321	$ 13,685	$ 13,956	$ 14,035	$ 14,610	$ 14,077	$ 13,988	$ 13,427		$ 13,731	$ 13,491	$ 14,133	$ 13,734	$ 13,040	$ 13,717	$ 11,678	$ 10,653	$ 9,548	$ 10,027	$ 10,000